SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)		Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Investments, All Other Investments [Abstract]
Prepayment to vendors		$ 3,652,366		$ 7,079,049		$ 5,784,530
Deferred IPO Costs	[1]					1,282,570
Advances to employees		69,182	[2]	26,903	[2]	29,380	[3]
Others		706,854	[4]	583,471	[4],[5]	210,998	[5]
Prepaid expenses and other current assets		$ 4,428,402		$ 7,689,423		$ 7,307,478

[1]	The balance represented the incremental costs incurred for the Company’s initial public offering (“IPO”), which was deducted from the proceeds of the IPO at the completion of the IPO.
[2]	The balance represented advances that the Company’s subsidiaries have advanced to non-director/officer employees. The advance is interest-free.
[3]	The balance represented advances that the Company’s subsidiaries have advanced to non-director/officer employees. The advance is interest-free.
[4]	The balance primarily represented a deductible VAT input tax of $
[5]	The balance primarily represented a development service fee of $